Pension obligations (Schedule of detailed information about pension obligation) - (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension Obligations [Line Items]
Pension obligation - non-current	$ 6.2	$ 6.0
Pension obligations [Member]
Pension Obligations [Line Items]
Pension obligation - current	1.0	3.3
Pension obligation - non-current	6.2	6.0
Total pension obligations	$ 7.2	$ 9.3